LEASE LIABILITIES - Schedule of Minimum Lease Payments (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of maturity analysis of finance lease payments receivable [line items]
Minimum lease payments	$ 457,727	$ 113,122
Future finance charges	(118,962)	(39,294)
Total Financial lease liabilities	338,765	73,828
Within one year
Disclosure of maturity analysis of finance lease payments receivable [line items]
Minimum lease payments	55,670	8,328
Total Financial lease liabilities	40,546	8,030
Later than one year but not later than five years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Minimum lease payments	197,956	33,312
Total Financial lease liabilities	149,830	27,208
Later than five years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Minimum lease payments	204,101	71,482
Total Financial lease liabilities	$ 148,389	$ 38,590